SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
DisclosureLineElements [Line Items]
Uninsured cash balance	$ 1,410,287
Impairment of long-lived assets	0		$ 0
Rental income	$ 14,413	$ 13,379
Singapore, Dollars
DisclosureLineElements [Line Items]
Uninsured cash balance				$ 1,816,911	$ 576,798